Lease liabilities and right-of-use assets - Sublease receivables (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 01, 2022 ft²
Sublease receivables
Balance	$ 1,201,552
Recognition of sublease receivables		$ 1,331,622
Interest income	37,706	8,340
Lease rentals received	(668,236)	(138,410)
Balance	$ 571,022	$ 1,201,552
Area of land subleased | ft²			10,417